Deferred income tax	12 Months Ended
Dec. 31, 2023
Deferred income tax
Deferred income tax

30.   Deferred income tax

(a)	The Group recognizes the effects of timing differences between the accounting and tax basis. This caption is made up as follows:

				Credit (debit) to	Credit (debit) to
				consolidated	consolidated			Credit (debit) to
		Credit (debit) to	Credit (debit) to	statements of	statements of		Credit (debit) to	consolidated
	As of	consolidated	discontinued	changes in	other	As of	consolidated	statements of other		As of
	January 1,	statement of profit	operations (note	equity (note	comprehensive	December 31,	statement of profit	comprehensive		December 31,
	2022	or loss	1(e))	1(d))	income	2022	or loss	income	Others	2023
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Deferred asset for income tax
Tax - loss carryforwards	186,881	16,450	—	(13,372)	—	189,959	11	—	—	189,970
Difference in depreciation and amortization rates	52,497	(9,705)	—	—	—	42,792	1,633	—	—	44,425
Provision for closure of mining units, net	30,351	(1,660)	—	—	—	28,691	3,887	—	—	32,578
Provision for impairment of value of inventory	9,008	(254)	—	—	—	8,754	1,831	—	—	10,585
Contingent consideration liability	5,227	(228)	—	—	—	4,999	1,392	—	—	6,391
Provision for bonuses to employees and officers	5,696	(2,724)	—	—	—	2,972	(494)	—	—	2,478
Impairment loss of long-lived assets provision	1,930	—	—	—	—	1,930	—	—	—	1,930
Contractors claims provisions	5,236	(4,100)	—	—	—	1,136	(765)	—	—	371
Provision for sale of investment in associate	50,444	—	(50,444)	—	—	—	—	—	—	—
Other	9,565	2,133	—	—	—	11,698	(1,065)	—	—	10,633
	356,835	(88)	(50,444)	(13,372)	—	292,931	6,430	—	—	299,361
Derivative financial instruments	2,058	—	—	—	(2,058)	—	—	—	—	—
	358,893	(88)	(50,444)	(13,372)	(2,058)	292,931	6,430	—	—	299,361
Deferred assets for mining royalties and special mining tax	—	51	—	—	—	51	(42)	—	—	9

Total deferred asset	358,893	(37)	(50,444)	(13,372)	(2,058)	292,982	6,388	—	—	299,370

Deferred liability for income tax
Effect of translation into U.S. dollars	(88,054)	20,153	9,030	—	—	(58,871)	11,222	—	—	(47,649)
Differences in amortization rates for development costs	(64,278)	(1,682)	—	—	—	(65,960)	(9,148)	—	—	(75,108)
Difference in depreciation and amortization rates	(49,113)	(10,509)	—	—	—	(59,622)	14,355	—	—	(45,267)
Fair value of mining concessions	(14,898)	—	—	—	—	(14,898)	6	—	—	(14,892)
Withdrawal of the sale of Contacto Corredores de Seguros S.A. investment	—	—	—	—	—	—	—	—	(1,220)	(1,220)
Other	(24,662)	7,575	—	—	—	(17,087)	3,328	—	—	(13,759)
	(241,005)	15,537	9,030	—	—	(216,438)	19,763	—	(1,220)	(197,895)

Derivative financial instruments	—	—	—	—	(2,608)	(2,608)	—	2,608	—	—
	(241,005)	15,537	9,030	—	(2,608)	(219,046)	19,763	2,608	(1,220)	(197,895)
Deferred liability for mining royalties and special mining tax	(279)	92	—	—	—	(187)	161	—	—	(26)

Total deferred liability	(241,284)	15,629	9,030	—	(2,608)	(219,233)	19,924	2,608	(1,220)	(197,921)

Deferred income tax asset, net	117,609	15,592	(41,414)	(13,372)	(4,666)	73,749	26,312	2,608	(1,220)	101,449

(b)	The deferred tax asset is presented in the consolidated statement of financial position:

	2023	2022
	US$(000)	US$(000)

Deferred income tax asset, net	131,863	106,170
Deferred income tax liability, net	(30,414)	(32,421)

	101,449	73,749

(c)	The following is the composition of the provision for income taxes shown in the consolidated statement of income for the years 2023, 2022 and 2021:

	2023	2022	2021
	US$(000)	US$(000)	US$(000)

Income tax expense
Current	(63,782)	(12,091)	(13,128)
Deferred	26,193	15,449	43,951
	(37,589)	3,358	30,823
Mining Royalties and Special Mining Tax
Current	(5,524)	(3,542)	(7,247)
Deferred	119	143	95
	(5,405)	(3,399)	(7,152)

Total income tax	(42,994)	(41)	23,671

(d)	Below is a reconciliation of tax benefit (expense) and the accounting profit (loss) before income tax multiplied by the statutory tax rate for the years 2023, 2022 and 2021:

	2023	2022	2021
	US$(000)	US$(000)	US$(000)

Profit (loss) before income tax	82,524	124,429	101,129
Profit (loss) from discontinued operations before income tax	(6,848)	564,708	(429,018)

Profit (loss) before income tax	75,676	689,137	(327,889)

Theoretical income tax benefit (expense)	(22,324)	(203,295)	96,727

Permanent items and others:
Share in the results of associates and joint venture	44,906	52,000	70,933
Effect of translation into U.S. dollars	11,222	20,153	(895)
Exchange rate effect of permanent items	(15,821)	(14,051)	(9,001)
Liability related to the tax claim of the years 2009-2010, note 29(d)	(20,075)	—	—
Non-deductible work-in-process write - off	—	(4,839)	—
Income tax from previous years	—	(1,982)	—
Mining royalties and special mining tax	(554)	(837)	(3,253)
Investment in associate available for sale	—	83,192	(83,192)
Non-deductible expenses	12,948	(13,144)	2,048
Non-deductible deferred tax for striping cost	—	—	(1,130)
Income tax income (expense)	10,302	(82,803)	72,237
Income tax of tax claim, note 31(b)	(45,126)	—	—
Mining Royalties and Special Mining Tax	(6,150)	(3,399)	(7,152)
Total income tax	(40,974)	(86,202)	65,085

Income tax from continuing operations	(42,994)	(41)	23,671
Income tax from discontinued operations	2,020	(86,161)	41,414
	(40,974)	(86,202)	65,085

(e)

Related to the investment in associates, the Group has not recognized a deferred income tax asset of US$35.7 million as of December 31, 2023, originated by the difference between the financial and taxable basis of these investments (US$35.7 million as of December 31, 2022). Management believes that the timing differences will be reversed in the future without taxable effects. There is no legal or contractual obligation that would require the Company’s management to sell its investment in its associates (which event would result in a taxable capital gain based on current tax law).

(f)

As December 31, 2023, the Group maintains an asset for current income taxes of US$17,059,000 (US$15,150,000 current portion and US$1,909,000 non-current portion) and a liability for current income taxes of US$6,274,000. As December 31, 2022, the Group maintains an asset and liability for income taxes of US$28,046,000 and US$2,366,000; respectively.